UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas, New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)

Omar Tariq
Credit Suisse Asset Management Income Fund, Inc.
1285 Avenue of the Americas
New York, New York 10019

Registrant’s telephone number, including area code: (212)
713-2000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

Credit Suisse Asset Management Income Fund, Inc.
1285 Avenue of the Americas
New York, NY 10019

Directors
Laura A. DeFelice
Chair of the Board
Charles W. Gerber
Mahendra R. Gupta
Samantha Kappagoda
John G. Popp
Lee M. Shaiman

Officers
Omar Tariq
Chief Executive Officer and President
John G. Popp
Chief Investment Officer
Brandi Sinkovich
Chief Compliance Officer
Lou Anne McInnis
Chief Legal Officer
Rose Ann Bubloski
Chief Financial Officer and Treasurer
Karen Regan
Senior Vice President and Secretary

Investment Adviser
UBS Asset Management (Americas) LLC
1285 Avenue of the Americas
New York, NY 10019

Administrator and Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, MA 02114-2016

Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078

Legal Counsel
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

Credit Suisse Asset Management Income Fund, Inc.
(Effective September 4, 2026, the Fund’s name will change to “UBS Asset Management Income Fund, Inc.”)

SEMIANNUAL REPORT
June 30, 2026 (unaudited)

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report
June 30, 2026 (unaudited)

June 30, 2026
Dear Shareholder:
We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the
six-month
period ended June 30, 2026 (the “Period”).
Performance Summary
1/1/2026 – 6/30/26

Fund & Benchmark
Total Return (based on net asset value (“NAV”)) 1	0.46%
Total Return (based on market value) 1	-8.08%
ICE BofA US High Yield Constrained Index 2	1.9%

1	Assuming reinvestment of dividends.
2
The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

Market Review: A Mixed Period for the High Yield Market
The Period was positive for the high yield market, with the Index, the Fund’s benchmark, gaining +1.9% for the Period. The first half of the year saw increased volatility from heightened geopolitical risks and the growing concerns around private credit, to the potential disruption from artificial intelligence. While bond coupon income generated a +3.3% positive return, bond prices declined -1.4% due to wider treasury yields. High yield spreads tightened by -0.05%, ending the Period at +2.9%, while yields increased by 0.5% to 7.1%.
For the Period,
B-rated
bonds outperformed the Index, gaining +2.5%.
BB-rated
bonds were generally in line with the Index and CCCs underperformed, gaining a mere +1.1%, as investors demanded higher risk premia due to macro uncertainty.
From an industry perspective, trucking & delivery, oil refining & marketing, and gas distribution were the best performing sectors, returning +8.3%, +4.8% and +4.7%, respectively. In contrast, the worst performing sectors included forestry/paper, media-diversified, and printing & publishing, which respectively lost
-10.8%,
-10.6%
and
-9.3%.
Importantly, default activity has been quite limited in the high yield markets. According to JP Morgan, the default rate, including distressed exchanges, ended the Period at -2.67%—up +0.8% from the end of 2025. If we exclude distressed exchanges, the high yield bond default rate was 1.89%. Other than idiosyncratic cases, we are not seeing significant corporate bankruptcies in the high yield market.
Mutual fund flows have followed the volatility of broader risk assets. In March, outflows were elevated due to the conflict in Iran, but inflows returned in the second quarter, as the situation deescalated and fears around lingering economic consequences calmed. For the Period, inflows totaled $0.4 billion. In contrast, there were $18.1 billion of inflows to the asset class in 2025.
New high yield bond issuance during the Period was $186.9 billion—up +29.3% compared to the same Period last year. Net new issuance (excluding refinancing activity) is also up significantly at $82.0 billion compared to

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2026 (unaudited)

$39.4 billion in the prior year for the same period. We are also seeing a noticeable uptick in non-refinancing
deals, many of which are from technology companies looking to build out artificial intelligence and cloud computing infrastructure.
Strategic Review and Outlook: Cautiously Optimistic Going Forward
For the Period, the Fund underperformed the Index from both a market price and NAV perspective. Overall, allocations to asset classes such as loans and collateralized loan obligations detracted from returns. From a sector basis, positive selection in basic industry was offset by negative selection in technology and retail. From a ratings perspective, Caa1 and Ca delivered negative relative returns.
Although returns in the high yield market have been solid over the trailing three years, momentum slowed throughout the first half of 2026 due to geopolitical pressure and rising yields. Spreads have held in well as corporate fundamentals remain strong and the distressed environment continues to be benign. We are cautious regarding the U.S. consumer—due to persistent inflation that continues to both threaten the economy and frustrate central bankers. Meanwhile, it is hard to ignore the significant economic growth boosting industries tied to artificial intelligence development and related infrastructure. Additionally, although we believe the economic outlook is mixed, the attractive carry component and healthy technical backdrop keep us supportive of the high yield market.

John G. Popp Chief Investment Officer*	Omar Tariq Chief Executive Officer and President**
High yield bonds are lower-quality bonds that are also known as “junk bonds.” “High yield fixed income securities” entail greater risks than those found in higher-rated securities.
In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.
The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2026; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

*
John G. Popp is a Managing Director of UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) and Group Head and Chief Investment Officer of Credit Investments Group (“CIG”), with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee of the Credit Suisse Opportunity Funds and Trustee and Chief Investment Officer of the Credit Suisse High Yield Credit Fund.

**
Omar Tariq is an Executive Director of UBS AM (Americas). Mr. Tariq also serves as Chief Executive Officer and President of the Credit Suisse Opportunity Funds and the Credit Suisse High Yield Credit Fund.

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2026 (unaudited)

Average Annual Returns
June 30, 2026 (unaudited)

	6 Months	1 Year	3 Years	5 Years	10 Years
NAV	0.46%	1.68%	8.22%	4.27%	7.40%
Market Value	(8.08)%	(7.92)%	3.74%	2.31%	7.53%
UBS AM (Americas) may waive fees and/or reimburse expenses, without which performance would be lower. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at NAV is based on the change in the NAV of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American during the Period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.
Past performance is no guarantee of future results.
The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling
1-800-293-1232.
The annualized gross and net expense ratios are 2.95%.
Credit Quality Breakdown *
(% of Total Investments as of June 30, 2026)

S&P Ratings**

BBB	2.4%
BB	37.2
B	38.8
CCC	12.3
CC	0.3
NR	6.4

Subtotal	97.4
Equity and Other	2.6

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**
Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (112.6%)

Aerospace & Defense (4.6%)

$478	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $103.38) (1)	(BB, Ba2)	03/15/29	6.750	$488,763

1,600	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.63) (1)	(BB-, B2)	08/01/32	7.250	1,649,045

565	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ $103.38) (1)	(BB-, Ba3)	06/15/33	6.750	586,046

600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ $104.38) (1)	(BB-, Ba3)	11/15/30	8.750	635,038

944	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.19) (1)	(BB-, Ba2)	06/15/33	6.375	957,993

469	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ $102.94) (1)	(BB-, Ba3)	11/01/33	5.875	462,361

1,663	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ $103.19) (1)	(B, B3)	05/31/33	6.375	1,680,110

440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ $103.31) (1)	(BB-, Ba3)	03/01/32	6.625	451,888

					6,911,244

Air Transportation (0.8%)

1,089	American Airlines, Inc./AAdvantage Loyalty IP Ltd., Rule 144A, Senior Secured Notes (1)	(NR, Ba2)	04/20/29	5.750	1,091,804

105	United Airlines Holdings, Inc., Global Company Guaranteed Notes (Callable 09/01/30 @ $100.00)	(BB+, Ba2)	03/01/31	5.375	104,382

					1,196,186

Auto Parts & Equipment (6.6%)

362	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.50) (1)	(BB, Ba3)	08/01/30	7.000	371,475

410	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.69) (1)	(BB, Ba3)	08/01/33	7.375	425,225

1,200	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $102.88) (1)	(BB-, Ba3)	10/15/29	5.750	1,206,296

1,220	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.38) (1)	(B, Caa1)	09/15/32	6.750	1,244,986

861	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.38) (1)	(BB-, B2)	02/15/30	6.750	887,687

631	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ $104.00) (1)	(B+, B2)	05/15/32	8.000	661,954

1,825	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 07/02/26 @ $100.00) (1)	(CCC, Caa1)	02/01/28	8.000	1,832,060

50	Dorman Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/29 @ $103.13) (1)	(BB-, Ba3)	06/15/34	6.250	50,625

1,851	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ $103.88) (1)	(B+, B1)	05/31/32	7.750	1,944,773

1,222	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $103.38) (1)	(BB+, Baa3)	04/15/29	6.750	1,252,788

					9,877,869

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Brokerage (1.4%)

$1,389	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44) (1)	(BB, Ba3)	07/15/32	6.875	$1,429,543

657	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94) (1)	(BB, Ba3)	03/01/31	7.875	690,221

					2,119,764

Building & Construction (2.1%)

520	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.81) (1)	(BB-, Ba2)	02/01/34	5.625	513,273

1,442	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/10/26 @ $101.66) (1)	(BBB-, NR)	08/15/29	6.625	1,446,369

434	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ $103.19) (1)	(BB, Ba3)	03/01/32	6.375	443,405

723	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ $103.38) (1)	(B+, B2)	03/01/33	6.750	737,387

					3,140,434

Building Materials (3.5%)

377	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ $101.59) (1)	(BB-, Ba2)	06/15/30	6.375	383,522

777	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.44) (1)	(B+, Ba2)	08/15/32	6.875	811,191

142	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $103.28) (1),(2)	(CCC+, Caa1)	08/01/28	8.750	88,347

735	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ $104.75) (1)	(CCC+, Caa1)	08/15/29	9.500	453,297

341	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ $102.94) (1)	(BBB-, Ba1)	01/31/31	5.875	343,034

114	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ $103.06) (1)	(BBB-, Ba1)	07/31/32	6.125	115,034

532	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.50) (1),(2)	(BB, B1)	07/15/32	7.000	539,686

1,287	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ $103.38) (1)	(B+, B2)	04/01/32	6.750	1,276,844

1,150	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $103.69) (1)	(CCC+, Caa2)	11/15/30	7.375	1,167,044

					5,177,999

Cable & Satellite TV (1.6%)

800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $102.44) (1)	(BB-, Ba3)	07/15/31	4.875	756,944

1,200	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 07/10/26 @ $100.00) (1)	(BB-, B1)	03/01/28	5.500	1,173,225

581	VZ Secured Financing BV, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ $102.50) (1)	(B+, B1)	01/15/32	5.000	509,081

					2,439,250

Chemicals (2.6%)

477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $103.56) (1)	(BB-, Ba3)	08/01/30	7.125	485,806

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals (continued)

$533	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ $103.13) (1)	(BB-, Ba3)	11/01/31	6.250	$540,231

253	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Rule 144A, Senior Secured Notes (Callable 06/15/29 @ $103.56) (1)	((P)B, B2)	06/15/33	7.125	255,727

515	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $100.00) (1)	(BB+, B1)	09/01/28	3.875	502,924

800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 07/31/26 @ $100.00) (1),(3)	(CC, Caa2)	05/15/29	5.250	604,101

607	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ $100.00) (1)	(BB, Ba2)	03/15/32	6.250	614,982

290	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $100.00) (1),(2)	(CCC+, Caa2)	03/15/29	4.625	203,539

690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $103.69) (1)	(B-, B2)	03/01/31	7.375	693,337

					3,900,647

Diversified Capital Goods (2.3%)

621	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $102.13) (1),(2)	(BB+, Ba2)	06/01/31	4.250	594,897

1,442	Dexko Global, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/28 @ $103.75) (1),(2)	(CCC, Caa2)	04/15/32	7.500	1,191,088

500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $103.31) (1)	(BB+, Ba3)	01/15/32	6.625	511,691

1,116	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ $103.88) (1)	(B+, NR)	07/15/30	7.750	1,150,444

					3,448,120

Electric - Generation (0.1%)

102	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/29 @ $102.94) (1)	(BB, Ba2)	05/15/34	5.875	101,551

101	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/31 @ $103.06) (1)	(BB, Ba2)	05/15/36	6.125	101,111

					202,662

Electronics (1.9%)

537	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ $103.25) (1)	(B-, B2)	12/01/29	6.500	520,385

1,309	Ingram Micro, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $100.00) (1)	(BB, Ba3)	05/15/29	4.750	1,286,474

950	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.31) (1)	(BB+, Ba2)	07/15/32	6.625	977,761

					2,784,620

Energy - Exploration & Production (5.1%)

727	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $101.19) (1)	(BB, B1)	04/15/30	4.750	693,472

450	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ $103.63) (1)	(BB, B1)	03/01/32	7.250	463,915

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Energy - Exploration & Production (continued)

$191	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.94) (1)	(BB, B1)	03/01/34	5.875	$185,906

2,050	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75) (1)	(BB, Ba2)	12/15/33	7.500	2,144,038

203	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $104.00) (1)	(BB+, NR)	05/15/30	8.000	214,176

626	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.25) (1)	(BB-, B1)	04/15/32	6.500	629,742

564	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $103.94) (1)	(B+, B1)	10/15/33	7.875	560,844

1,541	SM Energy Co., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $104.38) (1)	(BB, B1)	07/01/31	8.750	1,610,342

305	Solaris Energy Infrastructure LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/28 @ $103.19) (1)	(BB-, Ba3)	05/15/31	6.375	308,845

840	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $101.38) (1)	(B+, B3)	10/15/29	5.500	826,741

					7,638,021

Environmental (1.5%)

223	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $103.19) (1)	(BB+, Ba2)	02/01/31	6.375	226,267

477	GFL Environmental Holdings U.S., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $102.81) (1)	(BB, Ba3)	07/01/31	5.625	477,728

351	GFL Environmental Holdings U.S., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.75) (1)	(BB, Ba3)	02/01/34	5.500	343,738

340	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes (Callable 07/01/28 @ $106.00) (1)	(B-, B3)	07/01/32	12.000	364,272

344	Reworld Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $101.22) (1)	(B-, Caa1)	12/01/29	4.875	328,522

447	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ $103.50) (1)	(B-, Caa1u)	02/01/33	7.000	458,533

					2,199,060

Food - Wholesale (2.4%)

500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $100.00) (1)	(BB+, Ba2)	04/15/27	5.250	499,908

527	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $101.50) (1)	(BB+, Ba2)	06/15/30	6.000	530,716

773	Froneri Lux FinCo SARL, Rule 144A, Senior Secured Notes (Callable 07/15/28 @ $103.00) (1)	(BB-, B1)	08/01/32	6.000	758,535

885	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $103.06) (1)	(BB, B1)	09/15/32	6.125	896,980

766	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ $103.25) (1)	(B+, B2)	03/15/36	6.500	758,499

69	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ $103.13) (1)	(B+, B2)	10/15/34	6.250	67,933

					3,512,571

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gaming (3.1%)

$427	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $102.88) (1)	(BB+, Ba1)	01/15/33	5.750	$418,855

321	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 07/10/26 @ $103.50) (1)	(BB-, Ba3)	02/15/30	7.000	323,115

104	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.25) (1)	(BB-, Ba3)	02/15/32	6.500	101,633

359	Flutter Treasury DAC, Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $102.94) (1)	(BBB-, Ba1)	06/04/31	5.875	357,916

969	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13) (1)	(BB-, B2)	10/01/33	6.250	964,165

250	Penn Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.38) (1)	(B, B3)	04/01/31	6.750	251,418

284	Pioneer Opco LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ $103.50) (1)	(B, B2)	05/15/33	7.000	289,323

1,759	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $104.63) (1)	(B, B1)	07/01/32	9.250	1,860,799

					4,567,224

Gas Distribution (2.7%)

731	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 07/30/26 @ $104.44)	(B+, B2)	04/15/30	8.875	765,282

373	Kinetik Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $101.47) (1)	(BB+, Ba1)	06/15/30	5.875	375,429

692	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ $103.38) (1)	(BB, Ba2)	03/15/33	6.750	711,701

210	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ $100.00) (1)	(BB, Ba2)	05/15/30	4.800	206,109

600	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $103.00) (1)	(B+, B1)	12/31/30	6.000	600,561

1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $103.69) (1)	(B+, B1)	02/15/29	7.375	1,338,178

					3,997,260

Health Facilities (1.0%)

789	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ $103.25) (1)	(B+, B1)	04/01/33	6.500	800,910

263	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.63) (1),(2)	(CCC+, Caa1)	04/15/32	7.250	266,565

292	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ $102.75) (1)	(BB, Ba2)	11/15/32	5.500	290,472

234	Western Dental Holdings LLC, Second Lien Convertible Notes (16)	(NR, NR)	04/28/34	4.194	143,977

					1,501,924

Health Services (3.5%)

1,879	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $103.25) (1)	(BB-, B1)	01/15/31	6.500	1,891,424

2,471	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $101.63) (1)	(CCC, Caa2)	02/15/30	6.500	2,372,954

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Services (continued)

$1,046	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ $101.34) (1)	(BB, Ba2)	02/15/30	5.375	$1,034,640

					5,299,018

Hotels (0.9%)

1,063	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.25) (1)	(BB, Ba3)	06/15/33	6.500	1,094,447

181	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ $103.25) (1)	(BB, Ba3)	04/01/32	6.500	185,306

100	Wyndham Hotels & Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $102.81) (1)	(BB-, Ba2)	03/01/33	5.625	98,758

					1,378,511

Insurance Brokerage (4.4%)

1,464	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $101.69) (1)	(B+, B2)	04/15/28	6.750	1,476,342

400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $103.19) (1)	(B+, B1)	02/15/29	6.375	401,499

1,187	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.88) (1)	(B-, B3)	02/15/31	7.750	1,201,484

513	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ $104.44) (1)	(CCC, Caa2)	02/15/32	8.875	498,783

413	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.63) (1)	(B, B2)	02/15/31	7.250	400,427

800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $103.63) (1)	(B+, B1)	06/15/30	7.250	821,355

645	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $104.25) (1)	(B-, B2)	03/15/30	8.500	658,346

942	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ $103.44) (1)	(CCC, Caa2)	10/01/33	6.875	874,360

308	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ $102.94) (1)	(BB-, Ba3)	08/01/32	5.875	303,790

					6,636,386

Investments & Misc. Financial Services (5.2%)

2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $102.13) (1)	(CCC+, B3)	11/15/29	8.500	2,113,472

600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ $103.25)	(BB+, Ba1)	05/15/32	6.500	612,847

642	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ $100.00) (1)	(B-, Caa1)	04/15/29	5.250	612,598

1,247	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38) (1)	(B, B2)	09/15/31	6.750	1,253,974

132	Hightower Holding LLC, Rule 144A, Senior Unsecured Notes (Callable 07/31/26 @ $104.56) (1)	(CCC, Caa2)	01/31/30	9.125	137,591

1,309	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $100.00) (1),(2)	(B, B2)	06/15/29	4.000	1,135,140

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Investments & Misc. Financial Services (continued)

$1,029	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.75) (1)	(B+, B1)	06/15/31	7.500	$1,076,846

858	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.31) (1)	(BB, Ba2)	04/01/33	6.625	872,286

					7,814,754

Life Insurance (0.2%)

363	CRC Insurance Group LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.56) (1)	(B, B2)	06/01/31	7.125	361,573

Machinery (4.7%)

815	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/10/26 @ $103.75) (1)	(BB-, Ba2)	01/01/30	7.500	842,540

400	Columbus McKinnon Corp., Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.56) (1)	(B, Ba3)	02/01/33	7.125	401,211

1,732	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.06) (1)	(BB-, Ba3)	06/01/33	6.125	1,759,017

127	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.38) (1)	(B, B2)	02/01/32	6.750	130,296

2,248	Griffon Corp., Global Company Guaranteed Notes (Callable 07/30/26 @ $100.00)	(B+, B1)	03/01/28	5.750	2,249,410

1,244	Lsf12 Helix Parent LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.56) (1)	(B, B2)	02/01/33	7.125	1,207,634

141	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ $103.94) (1)	(B, B3)	12/01/30	7.875	147,866

241	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 07/15/29 @ $103.50) (1)	(B, B3)	07/15/34	7.000	244,817

					6,982,791

Media - Diversified (0.0%)

28	Tech 7 SAS Super Senior (3),(5),(6),(7) ,(16)	(NR, NR)	12/31/27	0.000	0

46	Tech 7 SAS Super Senior (3),(5),(6),(7) ,(16)	(NR, NR)	12/31/27	0.000	0

14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(5),(6),(7) ,(16)	(NR, NR)	12/31/27	0.000	0

14	Technicolor Creative Studios SA (3),(5),(6),(7) ,(16)	(NR, NR)	12/31/27	0.000	0

					0

Media Content (0.2%)

310	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ $101.94) (1)	(BB+, Ba3)	09/01/31	3.875	282,016

Medical Products (0.4%)

399	Medline Borrower LP, Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $101.31) (1)	(BB-, Ba2)	10/01/29	5.250	396,705

139	Teleflex, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/29 @ $102.94) (1)	(BB, Ba2)	01/15/32	5.875	140,346

					537,051

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Metals & Mining - Excluding Steel (3.9%)

$785	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ $103.38) (1)	(BB-, B1)	03/31/33	6.750	$796,115

1,306	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.19) (1)	(BB-, Ba3)	08/15/32	6.375	1,331,919

2,020	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $101.63) (1)	(B+, B1)	02/15/30	6.500	2,019,687

200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $104.31) (1)	(B, NR)	06/01/31	8.625	208,499

200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ $103.63) (1)	(B, NR)	02/15/34	7.250	205,253

1,020	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/31 @ $103.19) (1)	(B, NR)	02/15/36	6.375	1,001,629

206	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.94) (1)	(BB-, B2)	03/01/34	5.875	204,139

					5,767,241

Oil Field Equipment & Services (0.5%)

304	Kraken Oil & Gas Partners LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/28 @ $103.56) (1)	(B+, B3)	05/15/31	7.125	297,445

250	Oceaneering International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/29 @ $103.44) (1)	(BB, Ba3)	07/15/34	6.875	253,954

225	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13) (1)	(B+, B1)	10/01/33	6.250	223,173

					774,572

Oil Refining & Marketing (2.1%)

659	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $104.13) (1)	(BB-, B1)	01/15/32	8.250	690,497

594	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $102.94) (1)	(BB+, Ba1)	03/15/34	5.875	586,293

600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ $103.63) (1)	(BB+, Ba1)	05/01/32	7.250	622,553

225	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $103.13) (1)	(BB+, Ba1)	07/01/33	6.250	227,132

970	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ $104.25) (1)	(CCC+, Caa1)	06/15/30	8.500	989,250

					3,115,725

Packaging (5.7%)

648	Canpack Group, Inc./CANPACK SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/28 @ $103.00) (1)	(BB, NR)	05/15/31	6.000	652,112

203	Cascades, Inc./Cascades USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $100.00) (1)	(BB-, Ba3)	01/15/28	5.375	203,197

934	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $103.38) (1)	(BB-, Ba3)	07/15/30	6.750	953,343

127	Crown Americas LLC, Global Company Guaranteed Notes (Callable 06/01/28 @ $102.94)	(BB+, Ba2)	06/01/33	5.875	127,865

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Packaging (continued)

$1,010	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ $104.63) (1)	(CCC+, Caa2)	04/15/30	9.250	$994,309

1,157	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94) (1)	(B, B2)	04/15/30	7.875	1,183,443

279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $103.63) (1),(2)	(B+, B3)	05/15/31	7.250	276,076

695	Sword Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 04/15/29 @ $104.13) (1)	(B+, B1)	04/15/33	8.250	720,168

1,066	Sword Purchaser LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ $105.25) (1)	(B, B3)	04/15/34	10.500	1,116,142

544	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ $104.75) (1)	(B-, B3)	05/15/30	9.500	513,065

1,718	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $106.38) (1)	(CCC+, Caa3)	12/31/28	12.750	1,722,562

					8,462,282

Personal & Household Products (1.5%)

865	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ $102.81) (1)	(BB, Ba3)	12/01/33	5.625	862,436

1,156	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.00) (1),(2)	(B, B2)	09/15/33	6.000	1,113,777

101	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $103.13)	(BB-, B1)	07/15/34	6.250	101,000

132	Whirlpool Corp., Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $103.75) (1)	(BB+, Ba1)	07/01/31	7.500	134,014

					2,211,227

Pharmaceuticals (0.3%)

400	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.13) (1)	(BB, Ba2)	06/01/32	6.250	407,294

Rail (1.3%)

1,419	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.13) (1)	(BB, Ba3)	04/15/32	6.250	1,441,189

415	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ $103.56) (1)	(B-, B3)	08/01/32	7.125	426,178

					1,867,367

Real Estate Investment Trusts (0.8%)

369	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ $100.00) (1)	(BB-, Ba3)	01/15/31	5.750	367,105

361	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $100.00) (1)	(BB-, Ba3)	04/15/30	6.000	362,546

486	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/30 @ $100.00) (1)	(BB-, Ba3)	06/01/31	6.125	488,873

					1,218,524

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Recreation & Travel (5.9%)

$1,815	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $100.00) (1),(2)	(CCC-, Caa3)	11/15/27	6.625	$1,757,360

2,350	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $101.31) (1),(2)	(B+, B2)	08/15/29	5.250	2,296,626

1,464	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $103.63) (1),(2)	(B, Caa1)	05/15/31	7.250	1,456,568

218	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $104.31) (1)	(B, Caa1)	01/15/32	8.625	224,693

1,737	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $100.00) (1)	(BB+, B1)	11/01/27	4.875	1,722,666

1,318	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.25) (1)	(BB-, Ba3)	05/15/32	6.500	1,342,892

					8,800,805

Restaurants (0.3%)

400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 07/10/26 @ $103.06) (1)	(BBB-, Ba2)	06/15/29	6.125	406,215

Software - Services (7.2%)

434	AmeriTex Holdco Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.81) (1)	(B, B2)	08/15/33	7.625	453,818

900	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.31) (1)	(B, B1)	08/15/33	6.625	783,796

318	CompoSecure Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $102.81) (1)	(B+, B1)	02/01/33	5.625	310,628

1,304	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $100.00) (1)	(BB, Ba2)	07/15/29	4.125	1,244,980

500	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ $100.00) (1)	(BB-, Ba3)	12/01/27	5.250	499,966

2,150	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.31) (1)	(BB+, Ba3)	05/15/32	6.625	2,187,365

567	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ $102.06) (1),(2)	(BB, Ba3)	12/01/31	4.125	498,147

1,040	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44) (1)	(B, B2)	02/01/31	6.875	1,010,949

2,494	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/26 @ $100.00) (1)	(B-, Caa1)	12/15/28	7.125	1,976,777

1,516	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.25) (1)	(B, B1)	03/15/33	6.500	1,510,686

400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $100.00) (1)	(B, B1)	02/01/29	3.875	325,499

					10,802,611

Specialty Retail (1.5%)

349	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ $103.00) (1),(4),(8)	(B+, Caa1)	07/15/33	10.000	396,346

1,550	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ $104.13) (1)	(BB-, B2)	08/01/31	8.250	1,617,134

157	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $102.44) (1)	(BB-, B1)	11/15/31	4.875	151,178

					2,164,658

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Steel Producers/Products (0.5%)

$100	ATI, Inc., Global Senior Unsecured Notes (Callable 06/15/29 @ $102.94)	(BB, Ba3)	06/15/33	5.875	$101,465

361	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.81) (1)	(BB+, Ba1)	03/01/34	5.625	361,173

346	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $102.88) (1)	(BB+, Ba2)	11/15/33	5.750	344,124

					806,762

Support - Services (9.2%)

781	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.00) (1)	(BB, Ba2)	08/01/33	6.000	782,668

1,128	Albion Financing 1 SARL / Aggreko Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/21/27 @ $103.50) (1)	(BB-, B1)	05/21/30	7.000	1,168,707

2,614	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.94) (1)	(B, B3)	02/15/31	7.875	2,734,040

715	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $100.00) (1)	(BBB-, Ba2)	01/15/28	4.000	703,600

1,382	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $100.00) (1)	(B-, B2)	05/01/28	4.500	1,351,188

792	Everforth, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $100.00) (1)	(BB, Ba3)	05/15/28	4.625	733,878

345	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ $103.50) (1)	(BB-, Ba3)	06/15/30	7.000	356,920

705	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.63) (1)	(BB-, Ba3)	06/15/33	7.250	735,528

1,290	PODS LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ 104.38) (1)	(B-, B3)	05/15/31	8.750	1,263,739

197	QXO Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $103.25) (1)	(BB-, B2)	07/15/31	6.500	200,906

253	QXO Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $103.44) (1)	(BB-, B2)	07/15/34	6.875	260,121

1,153	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ $103.38) (1)	(BB+, Ba2)	04/30/32	6.750	1,191,333

330	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.19) (1)	(BB, Ba3)	03/15/33	6.375	338,792

1,372	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 07/10/26 @ $103.31) (1)	(BB-, B2)	06/15/29	6.625	1,401,199

752	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/10/26 @ $101.25) (1),(2)	(B, B3)	01/15/30	5.000	584,834

					13,807,453

Tech Hardware & Equipment (2.2%)

1,592	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 07/30/26 @ $100.00) (1),(2)	(CCC+, Caa1)	05/01/28	6.625	1,596,922

555	CoreWeave, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $104.81) (1)	(B, B1)	07/15/32	9.625	548,141

1,150	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ $103.25) (1)	(BB, Ba2)	06/01/32	6.500	1,164,365

					3,309,428

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Telecom - Wireless (0.4%)

$630	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $101.22) (1),(3)	(B-, Caa1)	10/21/28	4.875	$670,939

Telecom - Wireline Integrated & Services (2.9%)

1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $100.00) (1),(2)	(CCC, Caa2)	01/15/28	5.000	705,912

843	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00) (1)	(CCC+, Caa1)	10/15/31	6.500	817,411

152	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00) (1)	(CCC+, Caa1)	04/15/32	6.500	147,588

458	ELK Grove Village Property LLC, Rule 144A, Senior Secured Notes (1)	(BB-, Ba3)	06/15/31	7.500	462,061

685	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ $104.25) (1)	(B-, B3)	01/15/36	8.500	736,104

104	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/31 @ $103.75) (1)	(B-, B3)	02/15/37	7.500	106,777

200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $102.25) (1)	(B+, Ba3)	08/15/30	4.500	169,996

826	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $102.13) (1)	(B+, Ba3)	01/31/31	4.250	681,707

550	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/30/26 @ $102.38) (1)	(B+, Ba3)	07/15/31	4.750	452,852

					4,280,408

Theaters & Entertainment (1.2%)

600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $100.00) (1)	(BB+, Ba1)	05/15/27	6.500	600,526

187	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $103.63) (1)	(BB, Ba3)	07/01/33	7.250	195,378

976	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $104.38) (1)	(B, B3)	07/01/34	8.750	1,036,437

					1,832,341

Transport Infrastructure/Services (2.4%)

1,216	GB AIT Buyer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/29 @ $104.38) (1)	(B-, Caa1)	04/30/34	8.750	1,219,441

1,029	Gee Automotive Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/28 @ $103.63) (1)	(B+, B3)	03/01/31	7.250	1,043,735

200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/26 @ $103.56) (1)	(B+, Ba3)	06/01/31	7.125	206,996

400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ $103.56) (1)	(B+, Ba3)	02/01/32	7.125	415,212

694	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 07/10/26 @ $101.56) (1)	(BBB-, Ba1)	06/01/28	6.250	701,937

					3,587,321

TOTAL CORPORATE BONDS (Cost $168,664,983)					168,200,128

BANK LOANS (17.5%)

Advertising (1.1%)

1,967	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250% (8)	(B, B1)	12/31/31	7.894	1,710,138

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Aerospace & Defense (0.1%)

$135	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.500% (8)	(CCC, Caa2)	05/25/29	9.250 - 10.250	$12,342

923	Atlas CC Acquisition Corp., U.S. (Fed) Prime Rate + 3.250%, U.S. (Fed) Prime Rate + 3.500% (8)	(CCC, Caa2)	05/25/29	9.250 - 10.250	84,631

					96,973

Auto Parts & Equipment (0.2%)

323	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000% (8),(9) ,(16)	(NR, NR)	11/30/26	9.758	297,445

Building Materials (0.3%)

412	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750% (8)	(CCC+, Caa1)	10/10/30	8.482	234,744

516	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625% (8)	(CCC+, Caa1)	08/01/28	9.289	299,795

					534,539

Chemicals (1.6%)

23	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 3.750% (8)	(B, B3)	03/14/30	7.494	19,411

28	INEOS Quattro Holdings U.K. Ltd. (8),(10)	(B, B3)	10/07/31	0.000	23,577

602	Lonza Group AG, 3 mo. USD Term SOFR + 3.925% (8)	(CCC, B2)	07/03/28	7.757	573,127

598	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250% (8)	(NR, NR)	04/30/30	9.899	578,760

553	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250% (8)	(CCC-, NR)	04/30/30	8.049	309,551

766	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500% (8)	(CCC-, NR)	04/30/30	9.149	391,935

227	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%, 5.000% PIK (4),(8)	(B-, Caa1)	12/23/30	9.620	260,844

72	SK Neptune Husky Finance SARL (5),(6),(9)	(NR, WR)	04/30/27	0.000	9,320

745	SK Neptune Husky Group SARL (5),(6),(9)	(NR, WR)	01/03/29	0.000	21,778

258	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250% (8)	(B, B2)	04/04/29	5.982 - 5.982	218,599

					2,406,902

Electronics (0.5%)

779	Idemia Group, 3 mo. USD Term SOFR + 4.250% (8)	(B, B3)	09/30/28	7.982	778,154

Energy - Exploration & Production (0.4%)

593	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750% (8)	(BB+, Ba1)	01/31/33	5.370	589,425

Food - Wholesale (0.6%)

600	Quantum Bidco Ltd., 1 mo. GBP SONIA + 5.500% (8),(11)	(B, B3)	01/31/28	9.348	795,020

300	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750% (8)	(CCC-, Ca)	12/31/29	7.744 - 7.744	59,400

					854,420

Gas Distribution (0.6%)

944	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500% (8)	(BB-, B2)	02/16/28	6.163 - 6.163	946,713

Health Facilities (0.2%)

20	Western Dental Holdings LLC (12)	(NR, NR)	01/28/32	0.000	19,768

119	Western Dental Holdings LLC, 3 mo. USD Term SOFR + 10.000% (8)	(NR, NR)	01/28/32	13.732	119,736

174	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250% (8)	(B, B3)	02/08/28	8.920 - 8.920	170,611

					310,115

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Hotels (0.2%)

$133	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500%, 0.000% PIK (4),(8)	(B-, Caa1)	03/11/30	11.254	$128,931

144	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500% (8)	(B+, B2)	03/11/30	9.254	140,721

					269,652

Insurance Brokerage (0.7%)

137	Allied Benefit Systems Intermediate LLC (12) ,(16)	(NR, NR)	10/31/30	0.000	136,658

856	Allied Benefit Systems Intermediate LLC, 3 mo. USD Term SOFR + 5.000% (8) ,(16)	(NR, NR)	10/31/30	8.644	852,907

					989,565

Machinery (0.2%)

342	Madison IAQ LLC, 6 mo. USD Term SOFR + 1.750% (8)	(BB, Ba2)	05/06/32	5.470	341,869

Media - Diversified (0.2%)

786	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750% (8)	(CCC+, Caa1)	12/29/28	7.413	308,348

217	Technicolor Creative Studios, 0.500% PIK (3),(4),(5),(7),(8) ,(16)	(NR, NR)	08/06/33	0.500	0

					308,348

Packaging (0.8%)

1,231	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000% (8)	(B-, B3)	03/07/33	7.652 - 7.666	1,212,819

Personal & Household Products (0.9%)

1,258	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (8)	(NR, NR)	06/29/28	11.347	1,186,339

137	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (8) ,(16)	(NR, NR)	06/29/28	11.287	135,896

					1,322,235

Software - Services (5.4%)

548	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500% (8)	(B, B3)	08/02/29	9.446	450,337

502	Cloud Software Group, Inc. (8),(10)	(B, B1)	03/21/31	0.000	441,528

1,393	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500% (8)	(B-, B3)	08/14/28	9.232	1,329,735

332	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000% (8),(9)	(CCC+, Caa2)	12/06/32	8.666	300,779

1,119	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250% (8)	(CCC+, Caa1)	02/01/29	8.063	695,288

471	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000% (8)	(B, B1)	02/01/29	9.663	458,061

370	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250% (8),(11)	(CCC+, B3)	06/02/28	8.980	416,435

1,121	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000% (8)	(CCC+, B3)	06/02/28	7.925	977,005

1,150	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000% (8)	(B-, Caa1)	05/09/33	8.732	648,796

1,565	RealPage, Inc., 3 mo. USD Term SOFR + 3.000% (8)	(B-, B3)	04/24/28	6.994	1,466,858

257	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500% (8)	(CCC+, NR)	12/31/30	9.163	78,891

67	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750% (8)	(B, NR)	12/31/30	8.413	53,102

798	UKG, Inc., 3 mo. USD Term SOFR + 2.250% (8)	(B, B2)	02/10/31	5.913 - 5.913	753,653

					8,070,468

Steel Producers/Products (0.7%)

996	OPTA, Inc., 1 mo. USD Term SOFR + 6.750% (8),(9)	(NR, NR)	11/09/28	10.508	984,706

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Par (000)		Ratings † (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Support - Services (2.0%)

$219	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500% (8)	(CCC, Caa2)	06/04/29	10.258	$216,945

819	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500% (8)	(B-, B2)	06/02/28	7.258	810,933

343	East West Manufacturing LLC (8),(10) ,(16)	(B-, B3)	07/01/32	0.000	336,772

359	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000% (8)	(CCC-, Caa2)	01/02/29	10.732	210,322

494	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250% (8)	(B, B2)	01/02/29	9.982	486,155

813	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500% (8)	(CCC, Caa2)	08/10/29	8.494	478,326

277	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500% (8)	(CCC-, Caa3)	08/10/29	11.494	30,852

145	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750% (8) ,(16)	(BB-, B2)	08/31/28	5.394	123,312

400	TruGreen LP, 3 mo. USD Term SOFR + 8.500% (8),(9)	(CCC, Caa3)	11/02/28	12.425 - 12.425	357,750

					3,051,367

Tech Hardware & Equipment (0.3%)

397	Coreweave Financing DDTL V LLC, 1 mo. USD Term SOFR + 4.500% (8),(12)	(NR, Ba2)	11/17/31	8.120	405,876

Telecom - Wireline Integrated & Services (0.3%)

530	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750% (8)	(NR, B3)	08/01/29	9.400	403,599

Theaters & Entertainment (0.2%)

283	Electronic Arts, Inc. (8),(10)	(BB, Ba3)	03/24/33	0.000	284,016

TOTAL BANK LOANS (Cost $29,987,626)					26,169,344

ASSET BACKED SECURITIES (7.5%)

Collateralized Debt Obligations (7.5%)

780	Anchorage Capital Europe CLO 6 DAC, 6A, Rule 144A, 3 mo. EURIBOR + 3.400% (1),(3),(8)	(BBB-, NR)	10/22/38	5.594	900,977

1,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A (1)	(NR, Baa3)	04/25/42	6.496	1,009,767

1,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A (1)	(NR, Ba3)	04/25/42	8.896	990,000

500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Baa2)	04/27/39	6.659	498,774

1,500	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000% (1),(8)	(NR, NR)	10/15/38	6.673	1,501,182

750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(8)	(B, NR)	10/15/36	10.645	542,078

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(8)	(BB-, NR)	01/17/33	10.292	751,864

1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.250% (1),(8)	(BB-, NR)	04/20/34	9.925	947,004

1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(8)	(NR, B1)	07/15/31	10.085	971,294

1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(8)	(B, NR)	10/20/34	11.047	881,517

1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(8)	(NR, Ba1)	01/22/35	9.675	975,406

1,250	Octagon 67 Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 7.410% (1),(8)	(NR, NR)	07/25/38	11.077	1,254,779

TOTAL ASSET BACKED SECURITIES (Cost $11,817,952)					11,224,642

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Shares		Value

COMMON STOCKS (0.9%)

Auto Parts & Equipment (0.2%)

38	Jason, Inc. (6)	$225,480

Chemicals (0.3%)

34,560,048	Ascend Performance Litigation Trust Interest, Class A (6),(7) ,(16)	17,280

69,655,103	Ascend Performance Litigation Trust Interest, Class C (6),(7) ,(16)	6,966

7,652	Ascend Performance Materials Operations LLC (6)	7,652

46,574	Proppants Holdings LLC (7),(9) ,(16)	4,951

12,676	SK Mohawk Holdings, SCS (6)	114,084

10,028	Utex Industries	299,165

		450,098

Health Facility (0.0%)

953	Western Dental Holdings LLC (6),(7) ,(16)	10

Hotels (0.1%)

4,671	Aimbridge Acquisition Co., Inc. (6)	189,953

Personal & Household Products (0.2%)

22,719	Dream Well, Inc. (6)	195,951

22,719	Serta Simmons Bedding Equipment Co. (6),(7) ,(16)	0

		195,951

Pharmaceuticals (0.0%)

45,583	Akorn, Inc. (6)	1,823

Private Placement (0.0%)

69,511,940	Technicolor Creative Studios SA (6),(7),(13) ,(16)	0

Software - Services (0.0%)

6,263	New Blackboard LLC (6)	9,395

Support - Services (0.0%)

800	LTR Holdings, Inc. (6),(7),(9) ,(16)	1,185

Telecom - Wireline Integrated & Services (0.1%)

9,424	Luxco Co. Ltd. (3),(6)	188,343

TOTAL COMMON STOCKS (Cost $3,713,044)		1,262,238

PREFERRED STOCK (0.0%)

Software - Services (0.0%)

3,431	New Blackboard LLC (6) (Cost $36,025)	34,310

WARRANT (0.0%)

Specialty Retail (0.0%)

162	Stretch U.K. Topco Ltd. (6) ,(16) (Cost $1)	2

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (10.5%)

4,129,811	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.60% (14)	$4,129,811

11,557,287	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66% (14),(15)	11,557,287

TOTAL SHORT-TERM INVESTMENTS (Cost $15,687,098)		15,687,098

TOTAL INVESTMENTS AT VALUE (149.0%) (Cost $229,906,729)		222,577,762

LIABILITIES IN EXCESS OF OTHER ASSETS (-49.0%)		(73,229,817)

NET ASSETS (100.0%)		$149,347,945

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $175,218,542 or 117.3% of net assets.

(2)	Security or portion thereof is out on loan (See Note 2-K).

(3)	This security is denominated in Euro.

(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal. PIK is on non-accrual.

(5)	Bond is currently in default.

(6)	Non-income producing security.

(7)
Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Directors (See Note
2-A).

(8)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2026. The rate may be subject to a cap and floor.

(9)	Illiquid security.

(10)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement.

(11)	This security is denominated in British Pound.

(12)	All or a portion is an unfunded loan commitment (See note 2-J).

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.

(14)	Rate shown reflects yield at June 30, 2026.

(15)	Represents security purchased with cash collateral received for securities on loan.

(16)	Security is valued using significant unobservable inputs.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2026 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
USD	396,487	EUR	338,957	10/07/26	Barclays Bank PLC	$(396,487)	$(389,103)	$7,384
USD	2,516,580	EUR	2,110,219	10/07/26	Deutsche Bank AG	(2,516,580)	(2,422,408)	94,172
USD	54,381	EUR	45,859	10/07/26	Morgan Stanley	(54,381)	(52,644)	1,737
USD	55,923	GBP	41,518	10/07/26	Barclays Bank PLC	(55,923)	(55,106)	817
USD	793,728	GBP	592,000	10/07/26	Deutsche Bank AG	(793,728)	(785,746)	7,982
USD	467,381	GBP	348,000	10/07/26	Morgan Stanley	(467,381)	(461,891)	5,490

Total Unrealized Appreciation								$117,582

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	170,114	USD	200,173	10/07/26	Barclays Bank PLC	$200,173	$195,281	$(4,892)
EUR	50,254	USD	59,400	10/07/26	Deutsche Bank AG	59,400	57,689	(1,711)
EUR	140,342	USD	163,667	10/07/26	JPMorgan Chase	163,667	161,104	(2,563)
GBP	22,463	USD	30,144	10/07/26	Barclays Bank PLC	30,144	29,814	(330)

Total Unrealized Depreciation								$(9,496)

Total Net Unrealized Appreciation/(Depreciation)								$108,086

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $11,557,287 (Cost $229,906,729) (Note 2)	$222,577,762	1
Cash	2,531
Foreign currency at value (Cost $77,858)	76,413
Interest receivable	3,882,790
Receivable for investments sold	374,213
Unrealized appreciation on forward foreign currency contracts (Note 2)	117,582
Deferred offering costs (Note 7)	11,761
Prepaid expenses and other assets	27,148

Total assets	227,070,200

Liabilities
Investment advisory fee payable (Note 3)	173,033
Administrative services fee payable (Note 3)	36,733
Loan payable (Note 4)	63,000,000
Payable upon return of securities loaned (Note 2)	11,557,287
Payable for investments purchased	1,802,440
Interest payable (Note 4)	485,648
Unfunded loan commitments (Note 2)	413,062
Directors’ fee payable	61,095
Unrealized depreciation on forward foreign currency contracts (Note 2)	9,496
Accrued expenses	183,461

Total liabilities	77,722,255

Net Assets
Applicable to 54,859,559 shares outstanding	$149,347,945

Net Assets
Capital stock, $.001 par value (Note 6)	54,860
Paid-in capital (Note 6)	195,578,908
Total distributable earnings (loss)	(46,285,823)

Net assets	$149,347,945

Net Asset Value Per Share	$2.72

Market Price Per Share	$2.48

1	Includes $11,229,961 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2026 (unaudited)

Investment Income
Interest	$8,458,367
Dividends	14,858
Securities lending (net of rebates)	41,038

Total investment income	8,514,263

Expenses
Investment advisory fees (Note 3)	359,025
Administrative services fees (Note 3)	34,267
Interest expense (Note 4)	1,432,516
Legal fees	107,032
Directors’ fees	93,641
Audit and tax fees	41,172
Custodian fees	34,621
Printing fees	33,771
Commitment fees (Note 4)	32,074
Transfer agent fees	29,095
Stock exchange listing fees	9,991
Insurance expense	2,171
Miscellaneous expense	7,336

Total expenses	2,216,712

Net investment income	6,297,551

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(5,126,619)
Net realized gain from foreign currency transactions	21
Net change in unrealized appreciation (depreciation) from investments	(1,103,498)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(5,322)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	100,249

Net realized and unrealized loss from investments, foreign currency transactions and forward foreign currency contracts	(6,135,169)

Net increase in net assets resulting from operations	$162,382

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
From Operations
Net investment income	$6,297,551	$11,952,569
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(5,126,598)	(2,832,097)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(1,008,571)	(1,149,136)

Net increase in net assets resulting from operations	162,382	7,971,336

From Distributions
From distributable earnings	(6,857,316)	(12,420,712)
Return of capital	—	(2,382,127)

Net decrease in net assets resulting from distributions	(6,857,316)	(14,802,839)

From Capital Share Transactions (Note 6)
Reinvestment of distributions	16,244	138,452

Net increase in net assets from capital share transactions	16,244	138,452

Net decrease in net assets	(6,678,690)	(6,693,051)
Net Assets
Beginning of period	156,026,635	162,719,686

End of period	$149,347,945	$156,026,635

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Cash Flows
For the Six Months Ended June 30, 2026 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations		$162,382

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Increase in interest receivable	$(46,181)
Increase in accrued expenses	78,689
Decrease in interest payable	(44,343)
Decrease in commitment fees payable	(79,048)
Increase in prepaid expenses and other assets	(1,879)
Increase in unfunded loan commitments	275,889
Decrease in advisory fees payable	(23,428)
Net amortization of a premium or accretion of a discount on investments	(597,112)
Purchases of long-term securities, net of change in payable for investments purchased	(57,308,102)
Sales of long-term securities, net of change in receivable for investments sold	59,948,336
Net proceeds from sales (purchases) of short-term securities	667,508
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	1,003,249
Net realized loss from investments	5,126,619
Total adjustments		9,000,197

Net cash provided by operating activities 1		$9,162,579

Cash Flows From Financing Activities
Borrowings on revolving credit facility	3,000,000
Repayments of credit facility	(4,000,000)
Cash distributions paid	(6,841,072)

Net cash used in financing activities		(7,841,072)

Net increase in cash		1,321,507
Cash — beginning of period		(1,242,563)

Cash — end of period		$78,944

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$16,244

1	Included in net cash provided by operating activities is cash of $1,476,859 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights

	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31,
			2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$2.84		$2.97	$2.96	$2.73	$3.43	$3.42

INVESTMENT OPERATIONS
Net investment income 1	0.11		0.22	0.25	0.25	0.23	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts(both realized and unrealized)	(0.10)		(0.08)	0.03	0.25	(0.66)	0.05

Total from investment activities	0.01		0.14	0.28	0.50	(0.43)	0.28

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.23)	(0.25)	(0.25)	(0.23)	(0.24)
Return of capital	—		(0.04)	(0.02)	(0.02)	(0.04)	(0.03)

Total dividends and distributions	(0.13)		(0.27)	(0.27)	(0.27)	(0.27)	(0.27)

Net asset value, end of period	$2.72		$2.84	$2.97	$2.96	$2.73	$3.43

Per share market value, end of period	$2.48		$2.83	$2.89	$3.13	$2.52	$3.43

TOTAL INVESTMENT RETURN 2
Net asset value	0.46%		4.96%	9.86%	19.65%	(12.46)%	8.51%
Market value	(8.08)%		7.86%	0.74%	37.07%	(19.19)%	17.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$149,348		$156,027	$162,720	$156,155	$143,914	$179,614
Ratio of net expenses to average net assets	2.95	% 3	3.70%	2.96%	3.10%	1.91%	1.07%
Ratio of net expenses to average net assets excluding interest expense	1.04	% 3	1.65%	0.97%	0.88%	0.89%	0.80%
Ratio of net investment income to average net assets	8.39	% 3	7.48%	8.28%	8.79%	7.79%	6.70%
Asset Coverage per $1,000 of Indebtedness	$3,371		$3,438	$3,855	$3,974	$3,379	$4,070
Outstanding senior securities (000s omitted)	$63,000		$64,000	$57,000	$52,500	$60,500	$58,500
Portfolio turnover rate 4	27%		54%	60%	39%	42%	53%

1	Per share information is calculated using the average shares outstanding method.
2
Total investment return at net asset value is based on changes in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized.

3	Annualized.
4
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights (continued)

	For the Year Ended December 31,
	2020	2019		2018	2017	2016
Per share operating performance
Net asset value, beginning of year	$3.48	$3.21		$3.58	$3.48	$3.21

INVESTMENT OPERATIONS
Net investment income 1	0.27	0.26		0.27	0.24	0.25
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.06)	0.28		(0.37)	0.12	0.28

Total from investment activities	0.21	0.54		(0.10)	0.36	0.53

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.27)		(0.27)	(0.24)	(0.25)
Return of capital	—	(0.00	) 2	—	(0.02)	(0.01)

Total dividends and distributions	(0.27)	(0.27)		(0.27)	(0.26)	(0.26)

Net asset value, end of year	$3.42	$3.48		$3.21	$3.58	$3.48

Per share market value, end of year	$3.15	$3.22		$2.77	$3.31	$3.16

TOTAL INVESTMENT RETURN 3
Net asset value	8.08%	18.17%		(2.39)%	11.34%	18.64%
Market value	7.58%	26.71%		(8.89)%	13.37%	24.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$178,641	$182,030		$167,897	$187,472	$182,019
Ratio of net expenses to average net assets	1.25%	1.92%		1.82%	1.06%	0.74%
Ratio of net expenses to average net assets excluding interest expense	0.75%	0.78%		0.78%	0.90%	0.74%
Ratio of net investment income to average net assets	8.55%	7.59%		7.83%	6.75%	7.66%
Asset Coverage per $1,000 of Indebtedness	$4,162	$4,021		$3,373	$5,075	$—
Outstanding senior securities (000s omitted)	$56,500	$60,250		$70,750	$46,000	$—
Portfolio turnover rate 4	36%	35%		39%	64%	53%

1	Per share information is calculated using the average shares outstanding method.
2	This amount represents less than $(0.01) per share.
3
Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.

4
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements
June 30, 2026 (unaudited)

Note 1. Organization
Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end
management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.
UBS Asset Management (Americas) LLC (“UBS AM (Americas)” or the “Adviser”), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS AM (Americas) is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The Funds are investment companies and apply the guidance in FASB ASC Topic 946 — Financial Services — Investment Companies.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.
A) SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule
2a-5
under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule
2a-5
under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$168,056,151	$143,977	$168,200,128
Bank Loans	—	24,286,354	1,882,990	26,169,344
Asset Backed Securities	—	11,224,642	—	11,224,642
Common Stocks	—	1,231,846	30,392	1,262,238
Preferred Stock	—	34,310	—	34,310
Warrants	—	—	2	2
Short-term Investments	15,687,098	—	—	15,687,098

	$15,687,098	$204,833,303	$2,057,361	$222,577,762

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$117,582	$—	$117,582

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$9,496	$—	$9,496

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
The following is a reconciliation of investments as of June 30, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of December 31, 2025	$28,839	$3,028,017	$152,125	$0	(1)	$3,208,981
Accrued discounts (premiums)	—	23,460	—	—		23,460
Purchases	146,643	464,912	49,430	2		660,987
Sales	(929)	(583,292)	—	—		(584,221)
Realized gain (loss)	(2,967)	(731,297)	—	(6,054)		(740,318)
Change in unrealized appreciation (depreciation)	(27,609)	836,507	(49,427)	6,054		765,525
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	—	(1,155,317)	(121,736)	—		(1,277,053)

Balance as of June 30, 2026	$143,977	$1,882,990	$30,392	$2		$2,057,361

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$(2,666)	$12,075	$(27,626)	$—		$(18,217)

(1)	Includes a zero valued security.
Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At June 30, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$1,882,990	Vendor pricing	Single Broker Quote	$0.85 -$1.00 ($0.97)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A )
Corporate Bonds	143,977	Vendor pricing	Single Broker Quote	0.61 (0.61)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A )
Common Stocks	30,392	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.08)
Warrants	2	Vendor pricing	Single Broker Quote	0.01 (0.00)

*	Weighted by relative fair value

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
For the six months ended June 30, 2026, $0 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,277,053 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.
B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.
The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2026.

Primary Underlying Risk	Derivative Assets 1	Derivative Liabilities 1	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate contracts	$117,582	$9,496	$—	$100,249

1
Generally, the balance sheet location for asset derivatives is unrealized appreciation on forward foreign currency contracts and for liability derivatives is unrealized depreciation on forward foreign currency contracts.

For the six months ended June 30, 2026, the Fund held an average monthly value on a net basis of $4,194,370 in forward foreign currency contracts.
The Fund is a party to International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter
derivative (including total return, credit

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.
The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$8,201	$(5,222)	$—	$—	$2,979
Deutsche Bank AG	102,154	(1,711)	—	—	100,443
Morgan Stanley	7,227	—	—	—	7,227

	$117,582	$(6,933)	$0	$0	$110,649

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2026:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$5,222	$(5,222)	$—	$—	$—
Deutsche Bank AG	1,711	(1,711)	—	—	—
JPMorgan Chase	2,563	—	—	—	2,563

	$9,496	$(6,933)	$—	$—	$2,563

(a)	Forward foreign currency contracts are included.
C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.
Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend
date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on the ex-dividend
date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend
date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.
In order to qualify as a RIC under Subchapter M of the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income (including gains from options, futures, and forward contracts) derived from interests in certain publicly-traded partnerships (“Qualifying Income”).
The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures.
The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for each of the tax years in the four year period ended June 30, 2026, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.
H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.
I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2026 are disclosed in the Schedule of Investments.
J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2026, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Allied Benefit Systems Intermediate LLC	10/31/30	0.000%	$137,173
Coreweave Financing DDTL V LLC	11/17/31	8.120%	$256,219
Western Dental Holdings LLC	01/28/32	0.000%	$19,670
Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the securities loaned with respect to domestic and foreign fixed income securities and domestic equities and 105% of the market value of the securities loaned with respect to foreign equities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic and foreign fixed income securities and domestic equities, and 103% for foreign equities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing of the loan is at least 102% of the market value for domestic and foreign fixed income securities and domestic equities and 105% of the market value for foreign equities. The

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2026, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral
$11,229,961	$11,557,287
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026.
Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities (a)	Collateral Received (b)	Net Amount
$11,229,961	$(11,229,961)	$—

(a)	Represents market value of loaned securities at year end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.
The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended June 30, 2026, total earnings received in connection with securities lending arrangements was $238,602, of which $183,215 was rebated to borrowers (brokers). The Fund retained $41,038 in income, and SSB, as lending agent, was paid $14,349.
L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.
In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s NAV.
Note 3. Transactions with Affiliates and Related Parties
UBS AM (Americas) serves as investment adviser for the Fund. For its investment advisory services, UBS AM (Americas) is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of an average weekly base amount which, with respect to each quarter, is the average of the lower of (i) the stock price (market value) of the Fund’s outstanding shares and (ii) the Fund’s net assets, in each case determined as of the last trading day for each week during the relevant quarter. For the six months ended June 30, 2026, investment advisory fees earned were $359,025.
The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.
Note 4. Line of Credit
The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $85,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at a designated reference rate plus a spread. At June 30, 2026, the Fund had loans outstanding under the Agreement of $63,000,000. Unless renewed, the Agreement will terminate on June 2, 2027. During the six months ended June 30, 2026, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$61,883,978	4.606%	$64,000,000	$1,432,516	181
The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of NAV and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, UBS AM

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 4. Line of Credit
 (continued)

(Americas) in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.
Note 5. Purchases and Sales of Securities
For the six months ended June 30, 2026, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$56,153,621	$58,478,284	$0	$0
Note 6. Fund Shares
The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the NAV of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare Trust Company, N.A. (“Computershare”) (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.
The Fund has one class of shares of common stock, par value $0.001 per share; one hundred million shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Shares issued through reinvestment of dividends	5,740	47,579

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2026 (unaudited)

Note 7. Shelf Offering
The Fund previously had an effective “shelf” registration statement which became effective with the SEC on November 17, 2021 and expired on May 16, 2025. The Fund filed a new shelf registration statement on November 14, 2024 to permit the Fund to continue to make offerings under the prior shelf registration statement until the earlier of (i) the effective date of the new shelf registration statement and (ii) 180 days after the third anniversary of the initial effective date of the prior shelf registration statement. The Fund’s new shelf registration statement has not yet been declared effective, and its prior shelf registration statement expired on May 16, 2025. The shelf registration statement enabled the Fund to issue up to $250,000,000 in proceeds through one or more public offerings. On November 19, 2021, the Fund filed a prospectus supplement relating to an at-the-market
offering of the Fund’s shares of common stock. Any proceeds raised through such offering was used for investment purposes. For the six months ended June 30, 2026, no shares of common stock were issued in the shelf offering.
Costs incurred by the Fund in connection with its shelf registration statement and prospectus supplement are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs were amortized pro rata as shares of common stock are sold and are recognized as a component of proceeds from the shelf offering on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the shelf registration statement were expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Miscellaneous expense” on the Statement of Operations.
Note 8. Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9. Subsequent Events
In preparing the financial statements as of June 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Asset Management Income Fund, Inc.
Results of Annual Meeting of Shareholders (unaudited)

On April 21, 2026, the Annual Meeting of Shareholders of the Fund, was held and the following matter was voted upon:
(1) To elect two directors to the Board of Directors of the Fund:

NAME OF DIRECTOR	FOR	WITHHELD
Samantha Kappagoda	34,263,326	3,002,956
Lee M. Shaiman	34,635,396	2,630,886
In addition to the directors
re-elected
at the meeting, Laura DeFelice, Charles Gerber, Mahendra Gupta, and John Popp continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.
Recent Changes (unaudited)

During the period ended June 30, 2026, changes that occurred since the close of the period covered by the previously transmitted annual shareholder report there were: (i) no material changes in the Fund’s investment objectives or policies that have not been approved by Stockholders, (ii) no changes in the Fund’s charter or by-laws
that would delay or prevent a change of control of the Fund that have not been approved by Stockholders, (iii) no material changes to the principal risk factors associated with investment in the Fund, and (iv) no changes in the persons primarily responsible for the day-to-day
management of the Fund’s portfolio.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse
Closed-End
Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).
Categories of information we may collect:
We may collect information about you, including nonpublic personal information, such as

•
Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address,
e-mail
address, Social Security number, assets, income, financial situation; and

•
Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•
We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•
We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•
In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or
non-U.S.,
court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•
To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures
This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2026.

Credit Suisse Asset Management Income Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the
12-month
period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, https://us-fund.ubs.com/en/home

•	On the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov
The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form
N-PORT.
The Fund’s Form
N-PORT
reports are available on the SEC’s website at www.sec.gov.
Funds Managed by UBS Asset Management (Americas) LLC

CLOSED-END
FUNDS
Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)
Credit Suisse High Yield Credit Fund (NYSE American: DHY)
Literature Request
— Call today for free descriptive information on the closed-ended funds listed above at
1-800-293-1232
or visit our website at
https://us-fund.ubs.com/en/home

OPEN-END
FUNDS
Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund
Fund shares are not deposits or other obligation of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.
More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at
1-877-870-2874.
Performance information current to the most recent
month-end
is available at
https://us-fund.ubs.com/en/home.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.
If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.
By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.
You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.
The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.
There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of December 2025).
You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)
Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 43006
Providence, RI 02940-3006
Overnight correspondence should be sent to:

Computershare
150 Royall St., Suite 101
Canton, MA 02021
All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.
The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0626

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) This item is inapplicable to a semi-annual report on Form N-CSR.

(b) There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 19, 2026.

Item 16. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: September 3, 2026

/s/ Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: September 3, 2026